Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2019	$ 45,189
2020	3,728
2021	0
2022	0
2023	0
2024 and thereafter	0
Total minimum revenue, net of commissions	48,917
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2019	142,508
2020	98,515
2021	76,825
2022	69,867
2023	58,724
2024 and thereafter	669,615
Total minimum revenue, net of commissions	1,116,054
Containers business
Property Subject To Or Available For Operating Lease [Line Items]
2019	77,359
2020	23,050
2021	9,847
2022	2,484
2023	0
2024 and thereafter	0
Total minimum revenue, net of commissions	$ 112,740